Document and Entity Information	12 Months Ended
Feb. 29, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Dec 31, 2012
Registrant Name	GOLDMAN SACHS TRUST
Central Index Key	0000822977
Amendment Flag	false
Document Creation Date	Dec 31, 2012
Document Effective Date	Dec 31, 2012
Prospectus Date	Feb 29, 2012

GOLDMAN SACHS TRUST

Goldman Sachs Select Satellite Funds

Class A Shares, Class C Shares, Institutional Shares, Class IR Shares and Class R Shares of

Goldman Sachs Managed Futures Strategy Fund

(the "Fund")

Supplement dated December 31, 2012 to the

Prospectus, dated February 29, 2012, as supplemented to date ("Prospectus")

As of January 1, 2013, Goldman Sachs Asset Management, L.P. is expected to be subject to registration and regulation as a commodity pool operator under the Commodity Exchange Act with respect to its service as investment adviser to the Fund.

Effective January 1, 2013, the "Goldman Sachs Managed Futures Strategy Fund— Summary—Principal Risks of the Fund" section of the Prospectus is amended by deleting "CFTC Regulation Risk."

Effective January 1, 2013, the "Risks of the Fund" section of the Prospectus is amended by deleting "CFTC Regulation Risk."

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
Supplement [Text Block]	gst15_SupplementTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Select Satellite Funds

Class A Shares, Class C Shares, Institutional Shares, Class IR Shares and Class R Shares of

Goldman Sachs Managed Futures Strategy Fund

(the "Fund")

Supplement dated December 31, 2012 to the

Prospectus, dated February 29, 2012, as supplemented to date ("Prospectus")

As of January 1, 2013, Goldman Sachs Asset Management, L.P. is expected to be subject to registration and regulation as a commodity pool operator under the Commodity Exchange Act with respect to its service as investment adviser to the Fund.

Effective January 1, 2013, the "Goldman Sachs Managed Futures Strategy Fund— Summary—Principal Risks of the Fund" section of the Prospectus is amended by deleting "CFTC Regulation Risk."

Effective January 1, 2013, the "Risks of the Fund" section of the Prospectus is amended by deleting "CFTC Regulation Risk."

Goldman Sachs Managed Futures Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst15_SupplementTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Select Satellite Funds

Class A Shares, Class C Shares, Institutional Shares, Class IR Shares and Class R Shares of

Goldman Sachs Managed Futures Strategy Fund

(the "Fund")

Supplement dated December 31, 2012 to the

Prospectus, dated February 29, 2012, as supplemented to date ("Prospectus")

As of January 1, 2013, Goldman Sachs Asset Management, L.P. is expected to be subject to registration and regulation as a commodity pool operator under the Commodity Exchange Act with respect to its service as investment adviser to the Fund.

Effective January 1, 2013, the "Goldman Sachs Managed Futures Strategy Fund— Summary—Principal Risks of the Fund" section of the Prospectus is amended by deleting "CFTC Regulation Risk."

Effective January 1, 2013, the "Risks of the Fund" section of the Prospectus is amended by deleting "CFTC Regulation Risk."

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
Document Creation Date	dei_DocumentCreationDate	Dec 31, 2012